Stock awareness program (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Stock awarness expense	$ 161,332	$ 402,845
Issuance of stock value	79,705	179,293
Derivative liability	83,572	83,572
Agora Internet Relations Corp [Member]
Issuance of stock value	$ 26,334
Issuance of common shares	156,510
Research Capital Corporation [Member]
Issuance of stock value		$ 179,293
Issuance of common shares		230,000